Per Share Amounts (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20

For the year ended March 31, 2013
Basic net income attributable to Toyota Motor Corporation per common share	¥962,163	3,166,909	¥303.82	$10,230	$3.23
Effect of dilutive securities
Assumed exercise of dilutive stock options	(32)	246		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥962,131	3,167,155	¥303.78	$10,230	$3.23

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2012 and 2013. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2012	¥10,550,261	3,166,810	¥3,331.51
As of March 31, 2013	12,148,035	3,167,429	3,835.30	$129,166	$40.78